Schedule of Investments
May 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.57%
Australia–4.41%
Charter Hall Group	95,435	$904,738
Charter Hall Long Wale REIT	426,986	1,505,631
GPT Group (The)	1,278,390	4,397,508
National Storage REIT	892,295	1,535,978
NEXTDC Ltd.(a)	220,398	1,733,027
Shopping Centres Australasia Property Group	772,466	1,639,176
Stockland	714,667	2,048,038
		13,764,096
Belgium–2.15%
Aedifica S.A.	28,184	3,269,249
Cofinimmo S.A.	18,871	2,471,008
VGP N.V.	4,998	970,851
		6,711,108
Canada–2.33%
Chartwell Retirement Residences	418,457	4,105,666
Summit Industrial Income REIT	208,546	3,172,253
		7,277,919
France–0.26%
Covivio	10,993	803,016
Germany–3.52%
Aroundtown S.A.	365,508	1,713,210
Instone Real Estate Group SE(b)	70,554	971,312
Sirius Real Estate Ltd.	1,180,123	1,723,832
Vonovia SE	173,172	6,591,943
		11,000,297
Hong Kong–6.07%
Hang Lung Properties Ltd.	1,504,000	2,808,855
Hongkong Land Holdings Ltd.	608,400	2,817,149
Hysan Development Co. Ltd.	682,000	2,024,369
Kerry Properties Ltd.	606,000	1,572,074
Link REIT	321,700	2,911,118
New World Development Co. Ltd.	979,000	3,730,249
Sun Hung Kai Properties Ltd.	251,600	3,065,129
		18,928,943
Japan–9.89%
Advance Residence Investment Corp.	694	1,943,428
GLP J-Reit(a)	1,509	1,940,735
Japan Hotel REIT Investment Corp.	2,704	1,398,992
Japan Metropolitan Fund Investment Corp.	3,228	2,728,234
Japan Prime Realty Investment Corp.	698	2,224,089
Japan Real Estate Investment Corp.	583	2,890,651
Kenedix Office Investment Corp.	332	1,705,712
Mitsubishi Estate Logistics REIT Investment Corp.	227	828,427
Mitsui Fudosan Co. Ltd.	121,400	2,648,969
Mitsui Fudosan Logistics Park, Inc.(a)	359	1,547,977
Nippon Accommodations Fund, Inc.	256	1,331,689
Nomura Real Estate Master Fund, Inc.	885	1,152,671
Shares		Value
Japan–(continued)
ORIX JREIT, Inc.	560	$809,299
Sumitomo Realty & Development Co. Ltd.	48,000	1,291,559
Tokyo Tatemono Co. Ltd.	118,200	1,571,040
Tokyu Fudosan Holdings Corp.	670,800	3,448,102
United Urban Investment Corp.	1,251	1,395,858
		30,857,432
Macau–0.70%
Galaxy Entertainment Group Ltd.	408,000	2,173,183
Malta–0.00%
BGP Holdings PLC(c)	9,888,325	11
Singapore–2.92%
CapitaLand Integrated Commercial Trust	1,710,400	2,729,796
CapitaLand Investment Ltd.	706,300	2,032,982
Digital Core REIT Management Pte Ltd.(a)	2,171,800	2,092,905
Mapletree Commercial Trust	874,500	1,134,969
Mapletree Industrial Trust	621,280	1,123,395
		9,114,047
Spain–0.89%
Cellnex Telecom S.A.(b)	61,456	2,775,068
Sweden–1.15%
Castellum AB	82,000	1,596,848
Samhallsbyggnadsbolaget i Norden AB, Class B	191,162	534,565
Wihlborgs Fastigheter AB	172,086	1,457,341
		3,588,754
United Kingdom–3.12%
Assura PLC	410,917	371,912
Capital & Counties Properties PLC	779,839	1,597,532
LondonMetric Property PLC	618,544	1,995,646
Segro PLC	275,927	3,856,053
UNITE Group PLC (The)	130,285	1,903,459
		9,724,602
United States–61.16%
American Homes 4 Rent, Class A	108,113	3,995,856
AvalonBay Communities, Inc.	63,225	13,148,271
Brixmor Property Group, Inc.	138,116	3,367,268
CubeSmart	33,531	1,493,135
Duke Realty Corp.	59,387	3,137,415
Equinix, Inc.	14,790	10,162,061
Equity LifeStyle Properties, Inc.	66,205	5,011,719
Equity Residential	28,237	2,169,449
Essential Properties Realty Trust, Inc.	101,307	2,317,904
Gaming and Leisure Properties, Inc.	49,293	2,307,898
Healthcare Realty Trust, Inc.	149,881	4,357,041
Healthpeak Properties, Inc.	96,644	2,869,360
Hilton Worldwide Holdings, Inc.	14,372	2,024,440
Invitation Homes, Inc.	339,246	12,796,359
Kimco Realty Corp.(d)	373,677	8,837,461
Lamar Advertising Co., Class A	18,472	1,809,332
Life Storage, Inc.	58,576	6,839,334

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Shares		Value
United States–(continued)
NETSTREIT Corp.	32,978	$693,527
Prologis, Inc.	161,677	20,610,584
Realty Income Corp.	85,674	5,844,680
Rexford Industrial Realty, Inc.	116,360	7,431,913
Ryman Hospitality Properties, Inc.(a)	19,783	1,766,424
SBA Communications Corp., Class A	33,085	11,136,742
Simon Property Group, Inc.	27,972	3,206,990
SITE Centers Corp.	105,996	1,666,257
Sun Communities, Inc.	48,689	7,991,326
UDR, Inc.	243,251	11,627,398
Urban Edge Properties	27,096	510,760
Ventas, Inc.	152,115	8,631,005
VICI Properties, Inc.(d)	382,189	11,790,531
Welltower, Inc.	126,165	11,240,040
		190,792,480
Total Common Stocks & Other Equity Interests (Cost $280,725,774)		307,510,956
Money Market Funds–0.69%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(e)(f)	761,440	761,440
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(e)(f)	522,605	522,552
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.54%(e)(f)	870,218	$870,218
Total Money Market Funds (Cost $2,154,166)		2,154,210
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.26% (Cost $282,879,940)		309,665,166
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.22%
Invesco Private Government Fund, 0.74%(e)(f)(g)	1,141,396	1,141,396
Invesco Private Prime Fund, 0.87%(e)(f)(g)	2,662,992	2,663,258
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,804,654)		3,804,654
TOTAL INVESTMENTS IN SECURITIES—100.48% (Cost $286,684,594)		313,469,820
OTHER ASSETS LESS LIABILITIES–(0.48)%		(1,498,781)
NET ASSETS–100.00%		$311,971,039
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $3,746,380, which represented 1.20% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at May 31, 2022.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,892,614	$9,717,429	$(10,848,603)	$-	$-	$761,440	$432
Invesco Liquid Assets Portfolio, Institutional Class	1,265,303	6,941,021	(7,683,635)	33	(170)	522,552	664
Invesco Treasury Portfolio, Institutional Class	2,162,988	11,105,634	(12,398,404)	-	-	870,218	808
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,102,625	11,915,012	(14,876,241)	-	-	1,141,396	2,175*
Invesco Private Prime Fund	9,572,791	27,812,078	(34,721,025)	792	(1,378)	2,663,258	5,191*
Total	$18,996,321	$67,491,174	$(80,527,908)	$825	$(1,548)	$5,958,864	$9,270

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$13,764,096	$—	$13,764,096
Belgium	—	6,711,108	—	6,711,108
Canada	7,277,919	—	—	7,277,919
France	—	803,016	—	803,016
Germany	—	11,000,297	—	11,000,297
Hong Kong	—	18,928,943	—	18,928,943
Japan	—	30,857,432	—	30,857,432
Macau	—	2,173,183	—	2,173,183
Malta	—	—	11	11
Singapore	—	9,114,047	—	9,114,047
Spain	—	2,775,068	—	2,775,068
Sweden	—	3,588,754	—	3,588,754
United Kingdom	—	9,724,602	—	9,724,602
United States	190,792,480	—	—	190,792,480
Money Market Funds	2,154,210	3,804,654	—	5,958,864
Total Investments	$200,224,609	$113,245,200	$11	$313,469,820
Invesco Global Real Estate Fund